VANECK EMERGING MARKETS LEADERS FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.3%
Argentina: 4.0%
Globant SA (USD) *	280	$52,382
MercadoLibre, Inc. (USD) *	150	124,167
		176,549
Brazil: 5.9%
Rede D’Or Sao Luiz SA 144A *	15,000	82,642
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	70,000	177,389
		260,031
China: 37.5%
Ganfeng Lithium Co. Ltd.	13,720	144,175
GDS Holdings Ltd. (HKD) *	17,000	37,403
GoerTek, Inc.	23,000	85,538
NetEase, Inc. (HKD)	6,000	90,537
Pharmaron Beijing Co. Ltd. (HKD) 144A	19,500	94,335
Ping An Bank Co. Ltd.	63,000	104,972
Prosus NV (EUR)	3,900	202,903
Shanghai Baosight Software Co. Ltd.	20,000	103,398
Shenzhen Inovance Technology Co. Ltd.	12,000	97,061
Shenzhou International Group Holdings Ltd. (HKD)	10,000	77,216
Sungrow Power Supply Co. Ltd.	6,800	105,336
Wuxi Biologics Cayman, Inc. (HKD) 144A *	26,000	154,774
Wuxi Shangji Automation Co. Ltd.	5,700	107,667
Zai Lab Ltd. (HKD) * †	20,000	68,088
Zhejiang Huayou Cobalt Co. Ltd.	10,400	93,753
Zhejiang Supcon Technology Co. Ltd. *	9,000	98,749
		1,665,905
Egypt: 1.3%
Commercial International Bank Egypt SAE	45,132	57,945
Greece: 1.3%
Eurobank Ergasias Services and Holdings SA *	70,000	58,430
Hungary: 0.8%
OTP Bank Nyrt	2,000	36,486
India: 14.2%
Cholamandalam Investment and Finance Co. Ltd.	7,000	62,386
Delhivery Ltd. *	8,000	56,876
HDFC Bank Ltd.	9,000	156,006
Reliance Industries Ltd.	12,000	348,030
		623,298
Indonesia: 1.9%
Bank Rakyat Indonesia Persero Tbk PT	280,000	81,948
	Number of Shares	Value
Kazakhstan: 5.6%
Kaspi.kz JSC (USD) (GDR)	4,300	$249,400
Philippines: 2.5%
International Container Terminal Services, Inc.	41,000	109,342
Poland: 1.7%
InPost SA (EUR) *	13,000	75,640
South Africa: 1.0%
Bid Corp. Ltd.	3,000	46,213
South Korea: 6.1%
LG Chem Ltd.	520	192,002
NAVER Corp.	570	75,933
		267,935
Taiwan: 7.1%
MediaTek, Inc.	4,000	69,026
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	238,596
		307,622
Turkey: 2.2%
KOC Holding AS	40,000	97,363
United Kingdom: 2.2%
ReNew Energy Global Plc (USD) * †	16,000	96,320
Total Common Stocks (Cost: $5,575,475)		4,210,427

PREFERRED SECURITIES: 3.9%
Brazil: 1.0%
Raizen SA *	55,000	42,721
South Korea: 2.9%
Samsung Electronics Co. Ltd.	4,000	129,931
Total Preferred Securities (Cost: $302,581)		172,652

MONEY MARKET FUND: 2.6% (Cost: $112,778)
Invesco Treasury Portfolio - Institutional Class	112,778	112,778

Total Investments Before Collateral for Securities Loaned: 101.8% (Cost: $5,990,834)		4,495,857

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7% (Cost: $74,286)
Money Market Fund: 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio	74,286	74,286

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VANECK EMERGING MARKETS LEADERS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Total Investments: 103.5% (Cost: $6,065,120)		$4,570,143
Liabilities in excess of other assets: (3.5)%		(153,288)
NET ASSETS: 100.0%		$4,416,855

Definitions:
EUR	Euro
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $156,187.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $331,751, or 7.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	3.7%	$166,470
Consumer Discretionary	9.0	404,286
Consumer Staples	1.0	46,213
Energy	8.7	390,751
Financials	12.4	558,173
Health Care	8.9	399,838
Industrials	18.4	826,674
Information Technology	23.7	1,064,424
Materials	9.6	429,930
Utilities	2.1	96,320
Money Market Fund	2.5	112,778
	100.0%	$4,495,857
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